UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3174
                                   ---------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
         (Address of principal executive offices)      (Zip code)

         Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 878-4066
                                                   -----------------------------

Date of fiscal year end:   6/30
                        --------------------

Date of reporting period:  12/31/07
                         -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2007
                                                                     (UNAUDITED)

Semi-Annual Report

--------------------------------------------------------------------------------

TOUCHSTONE TAX-FREE TRUST

Touchstone Florida Tax-Free Money Market Fund

Touchstone Ohio Insured Tax-Free Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund
--------------------------------------------------------------------------------

[LOGO]TOUCHSTONE(R)
      INVESTMENTS

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                              3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4-5
--------------------------------------------------------------------------------
Statements of Operations                                                       6
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          7-8
--------------------------------------------------------------------------------
Financial Highlights                                                        9-12
--------------------------------------------------------------------------------
Notes to Financial Statements                                              13-19
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Florida Tax-Free Money Market Fund                                    20-21
--------------------------------------------------------------------------------
     Ohio Insured Tax-Free Fund                                            22-23
--------------------------------------------------------------------------------
     Ohio Tax-Free Money Market Fund                                       24-27
--------------------------------------------------------------------------------
     Tax-Free Money Market Fund                                            28-30
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            31
--------------------------------------------------------------------------------
Portfolio Composition                                                         32
--------------------------------------------------------------------------------
Other Items                                                                33-38
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments
December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------
The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

================================================================================
FLORIDA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                                 (% OF NET ASSETS)
A-1 / P-1 / AAA                                                             94.6
FW1*                                                                         5.4
                                                                           -----
Total                                                                      100.0
                                                                           -----

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Floating & Variable
   Rate Demand Notes                                                        83.6
Fixed Rate Revenue & General
   Obligation Bonds                                                         16.0
Other Assets/Liabilities (net)                                               0.4
                                                                           -----
Total                                                                      100.0
                                                                           -----

--------------------------------------------------------------------------------

================================================================================
OHIO INSURED TAX-FREE FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                                 (% OF NET ASSETS)
AAA / Aaa                                                                   94.4
AA / Aa                                                                      3.1
A/A                                                                          2.5
                                                                           -----
Total                                                                      100.0
                                                                           -----

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Fixed Rate Revenue & General
   Obligation Bonds                                                         98.5
Floating & Variable Rate
   Demand Notes                                                              1.5
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

================================================================================
OHIO TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                                 (% OF NET ASSETS)
A-1 / P-1 / AAA                                                            84.6
FW1*                                                                       15.4
                                                                          -----
Total                                                                     100.0
                                                                          -----

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Floating & Variable Rate
   Demand Notes                                                            78.4
Fixed Rate Revenue & General
   Obligation Bonds                                                        20.9
Adjustable Rate Put Bonds                                                   1.5
Other Assets/Liabilities (net)                                             (0.8)
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

================================================================================
TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                                 (% OF NET ASSETS)
A-1 / P-1 / AAA                                                            87.0
FW1*                                                                       13.0
                                                                          -----
Total                                                                     100.0
                                                                          -----

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Floating & Variable Rate
   Demand Notes                                                            75.7
Fixed Rate Revenue & General
   Obligation Bonds                                                        22.4
Adjustable Rate Put Bonds                                                   2.4
Other Assets/Liabilities (net)                                             (0.5)
                                                                          -----
Total                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

* Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

-----------------------------------------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 2007 (Unaudited)
-----------------------------------------------------------------------------------------------------------------
                                                            FLORIDA         OHIO          OHIO        TAX-FREE
                                                           TAX-FREE        INSURED      TAX-FREE        MONEY
                                                         MONEY MARKET     TAX-FREE     MONEY MARKET    MARKET
                                                             FUND           FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost                                      $ 23,584,653   $ 57,885,476   $358,907,063  $ 69,254,892
-----------------------------------------------------------------------------------------------------------------
  At market value                                        $ 23,584,653   $ 60,200,053   $358,907,063  $ 69,254,892
Cash                                                           63,924         41,599        191,976        27,314
Interest receivable                                           112,796        427,835      2,123,277       405,232
Receivable for capital shares sold                                 --         19,315             --            --
Other assets                                                    1,631          3,672          3,968         6,400
-----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                               23,763,004     60,692,474    361,226,284    69,693,838
-----------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                              48,505         63,549        552,208           632
Payable for capital shares redeemed                                --        365,587             --            --
Payable for securities purchased                                   --             --      4,309,608       702,800
Payable to Advisor                                             10,110         25,635        134,739        29,651
Payable to other affiliates                                       714          4,246         17,357         5,523
Payable to Trustees                                             5,328          3,777          4,529         2,525
Other accrued expenses and liabilities                         13,519         36,483         79,221        41,682
-----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              78,176        499,277      5,097,662       782,813
-----------------------------------------------------------------------------------------------------------------

NET ASSETS                                               $ 23,684,828   $ 60,193,197   $356,128,622  $ 68,911,025
=================================================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                          $ 23,690,401   $ 58,124,971   $356,128,622  $ 68,910,786
Accumulated net realized gains (losses) from
  security transactions                                        (5,573)      (246,351)            --           239
Net unrealized appreciation on investments                         --      2,314,577             --            --
-----------------------------------------------------------------------------------------------------------------

NET ASSETS                                               $ 23,684,828   $ 60,193,197   $356,128,622  $ 68,911,025
=================================================================================================================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares                   $         --   $         --   $120,088,772  $         --
=================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)            --             --    120,078,362            --
=================================================================================================================
Net asset value, offering price and redemption
  price per share                                        $         --   $         --   $       1.00  $         --

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares            $         --   $         --   $236,039,850  $         --
=================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)            --             --    236,037,272            --
=================================================================================================================
Net asset value, offering price and redemption price
  per share                                              $         --   $         --   $       1.00  $         --

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares                  $ 23,684,828   $ 55,245,633   $         --  $ 20,424,323
=================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)    23,690,389      4,847,723             --    20,434,432
=================================================================================================================
Net asset value and redemption price per share           $       1.00   $      11.40   $         --  $       1.00
Maximum offering price per share                         $         --   $      11.97   $         --  $         --

-------------------------------------------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
-------------------------------------------------------------------------------------------------------------------
                                                                  FLORIDA        OHIO         OHIO       TAX-FREE
                                                                 TAX-FREE       INSURED     TAX-FREE       MONEY
                                                               MONEY MARKET    TAX-FREE   MONEY MARKET    MARKET
                                                                   FUND          FUND         FUND         FUND
-----------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares                          $        --  $ 4,947,564  $        --  $        --
===================================================================================================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                  --      433,720           --           --
===================================================================================================================
Net asset value, offering price and redemption price per share*  $        --  $     11.41  $        --  $        --
===================================================================================================================

PRICING OF CLASS S SHARES
Net assets applicable to Class S shares                          $        --  $        --  $        --  $48,486,702
===================================================================================================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                  --           --           --   48,486,509
===================================================================================================================
Net asset value, offering price and redemption price per share   $        --  $        --  $        --  $      1.00
===================================================================================================================

*  Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

------------------------------------------------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended December 31, 2007 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                     FLORIDA        OHIO          OHIO        TAX-FREE
                                                                    TAX-FREE       INSURED      TAX-FREE        MONEY
                                                                  MONEY MARKET    TAX-FREE    MONEY MARKET     MARKET
                                                                      FUND          FUND          FUND          FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income                                                    $   532,348   $ 1,416,157   $ 5,516,828   $ 1,393,435
-------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                                73,696       152,847       683,508       188,964
Administration fees                                                     29,484        61,140       304,564        75,744
Distribution expenses, Retail class                                         --            --       134,428            --
Distribution expenses, Class A                                          36,841        70,163            --        24,089
Distribution expenses, Class C                                              --        25,044            --            --
Distribution expenses, Class S                                              --            --            --       168,945
Transfer Agent fees, Retail class                                           --            --        16,325            --
Transfer Agent fees, Institutional class                                    --            --           136            --
Transfer Agent fees, Class A                                               651        15,850            --         7,259
Transfer Agent fees, Class C                                                --         1,837            --            --
Transfer Agent fees, Class S                                                --            --            --        30,484
Professional fees                                                        7,765        10,436        12,724        10,396
Custodian fees                                                           2,588         4,374        25,932         6,966
Trustees' fees and expenses                                              8,321         8,337         8,672         8,289
Pricing expenses                                                         2,425         4,899         9,910         3,061
Postage and supplies                                                       943        10,862         4,747         4,123
Reports to shareholders                                                  1,882         5,543         5,636         4,642
Registration fees, Retail class                                             --            --         3,916            --
Registration fees, Class A                                                 540         2,843            --         4,269
Registration fees, Class C                                                  --         1,796            --            --
Registration fees, Class S                                                  --            --            --         1,664
Compliance fees and expenses                                               620           681         1,151           655
Other expenses                                                             321         2,061        17,482           800
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                         166,077       378,713     1,229,131       540,350
Other operating expenses reimbursed by the Advisor                     (26,372)      (70,216)      (30,072)      (56,203)
Fees waived by the Administrator                                       (29,484)      (61,140)     (304,564)      (75,744)
------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                           110,221       247,357       894,495       408,403

NET INVESTMENT INCOME                                                  422,127     1,168,800     4,622,333       985,032
------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions                       5      (246,351)       13,827            --
Net change in unrealized appreciation/depreciation on investments           --       986,073            --            --
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                             5       739,722        13,827            --
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $   422,132   $ 1,908,522   $ 4,636,160   $   985,032
========================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                       FLORIDA
                                                                       TAX-FREE                  OHIO INSURED
                                                                     MONEY MARKET                  TAX-FREE
                                                                         FUND                        FUND
---------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS                   SIX MONTHS
                                                                ENDED           YEAR          ENDED           YEAR
                                                             DECEMBER 31,       ENDED      DECEMBER 31,       ENDED
                                                                2007          JUNE 30,        2007          JUNE 30,
                                                             (UNAUDITED)        2007       (UNAUDITED)        2007
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                       $    422,127   $    725,407   $  1,168,800   $  2,578,203
Net realized gains (losses) from
   security transactions                                               5            150       (246,351)       903,514
Net change in unrealized appreciation/
   depreciation on investments                                        --             --        986,073       (519,947)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       422,132        725,557      1,908,522      2,961,770
---------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                             (422,127)      (725,407)    (1,090,240)    (2,390,149)
From net investment income, Class C                                   --             --        (78,560)      (188,160)
From net realized gains, Class A                                      --             --       (567,571)      (605,797)
From net realized gains, Class C                                      --             --        (50,588)       (57,110)
---------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS       (422,127)      (725,407)    (1,786,959)    (3,241,216)
---------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                     30,581,421     38,655,640        507,090      1,507,559
Reinvested distributions                                          22,019         88,299      1,135,237      1,997,247
Payments for shares redeemed                                 (32,679,732)   (40,406,783)    (2,671,795)   (11,330,197)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS    (2,076,292)    (1,662,844)    (1,029,468)    (7,825,391)
---------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                             --             --        175,651        139,590
Reinvested distributions                                              --             --        102,289        180,989
Payments for shares redeemed                                          --             --       (509,205)    (1,876,997)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS            --             --       (231,265)    (1,556,418)
---------------------------------------------------------------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS                                  (2,076,287)    (1,662,694)    (1,139,170)    (9,661,255)

NET ASSETS
Beginning of period                                           25,761,115     27,423,809     61,332,367     70,993,622
---------------------------------------------------------------------------------------------------------------------
End of period                                               $ 23,684,828   $ 25,761,115   $ 60,193,197   $ 61,332,367
=====================================================================================================================

ACCUMULATED NET INVESTMENT INCOME                           $         --   $         --   $         --   $         --
=====================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                              OHIO
                                                                            TAX-FREE                           TAX-FREE
                                                                          MONEY MARKET                       MONEY MARKET
                                                                              FUND                               FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS                      SIX MONTHS
                                                                      ENDED          YEAR             ENDED           YEAR
                                                                  DECEMBER 31,      ENDED         DECEMBER 31,        ENDED
                                                                      2007         JUNE 30,           2007           JUNE 30,
                                                                   (UNAUDITED)       2007          (UNAUDITED)         2007
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                             $   4,622,333   $   8,270,378   $     985,032   $   1,425,307
Net realized gains from security transactions                            13,827             788              --             239
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            4,636,160       8,271,166         985,032       1,425,546
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail                                   (1,546,769)     (2,884,708)             --              --
From net investment income, Institutional                            (3,075,564)     (5,385,670)             --              --
From net investment income, Class A                                          --              --        (268,665)       (479,524)
From net investment income, Class S                                          --              --        (716,367)       (945,783)
From net realized gains, Retail                                          (4,892)         (6,368)             --              --
From net realized gains, Institutional                                   (9,723)        (11,170)             --              --
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS            (4,636,948)     (8,287,916)       (985,032)     (1,425,307)
------------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold                                            97,536,749     154,993,833              --              --
Reinvested distributions                                              1,546,113       2,872,822              --              --
Payments for shares redeemed                                        (84,141,962)   (144,795,154)             --              --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM RETAIL SHARE TRANSACTIONS            14,940,900      13,071,501              --              --
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold                                           221,387,817     371,911,836              --              --
Reinvested distributions                                                163,691         129,858              --              --
Payments for shares redeemed                                       (155,218,767)   (385,429,495)             --              --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS  FROM INSTITUTIONAL SHARE
  TRANSACTIONS                                                       66,332,741     (13,387,801)             --              --
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
Proceeds from shares sold                                                    --              --       9,185,573      14,546,505
Reinvested distributions                                                     --              --         264,432         469,892
Payments for shares redeemed                                                 --              --      (5,616,134)    (14,704,961)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS                   --              --       3,833,871         311,436
------------------------------------------------------------------------------------------------------------------------------------

CLASS S
Proceeds from shares sold                                                    --              --      70,629,972     226,477,167
Reinvested distributions                                                     --              --         713,521         946,943
Payments for shares redeemed                                                 --              --    (105,781,648)   (177,156,980)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS S SHARE
  TRANSACTIONS                                                               --              --     (34,438,155)     50,267,130
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                              81,272,853        (333,050)    (30,604,284)     50,578,805

NET ASSETS
Beginning of period                                                 274,855,769     275,188,819      99,515,309      48,936,504
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                     $ 356,128,622   $ 274,855,769   $  68,911,025   $  99,515,309
====================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME                                 $          --   $          --   $          --   $          --
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

FLORIDA TAX-FREE MONEY MARKET FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED
                                              DECEMBER 31,                     YEAR ENDED JUNE 30,
                                                 2007         ----------------------------------------------------------------------
                                              (UNAUDITED)        2007          2006          2005          2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         $   1.000      $   1.000      $   1.000    $   1.000      $   1.000      $   1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                           0.014          0.029          0.023        0.011          0.004          0.008
   Net realized gains (losses) on investments         --          0.000(A)          --       (0.000)(A)     (0.000)(A)      0.000(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   0.014          0.029          0.023        0.011          0.004          0.008
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income          (0.014)        (0.029)        (0.023)      (0.011)        (0.004)        (0.008)
    Distributions from net realized gains             --             --             --           --         (0.000)(A)         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (0.014)        (0.029)        (0.023       (0.011)        (0.004)        (0.008)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period               $   1.000      $   1.000      $   1.000    $   1.000      $   1.000      $   1.000
====================================================================================================================================
Total return                                        2.91%(B)       2.92%          2.28%        1.09%          0.36%          0.76%
====================================================================================================================================
Net assets at end of period (000's             $  23,685      $  25,761      $  27,424    $  28,144      $  29,385      $  29,657
====================================================================================================================================
Ratio of net expenses to
   average net assets                               0.75%(B)       0.75%          0.75%        0.75%          0.75%          0.69%
Ratio of net investment income to
   average net assets                               2.86%(B)       2.88%          2.23%        1.08%          0.35%          0.77%

(A)   Amount rounds to less than $0.001.
(B)   Annualized.


OHIO INSURED TAX-FREE FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED
                                           DECEMBER 31,                        YEAR ENDED JUNE 30,
                                              2007          ------------------------------------------------------------------------
                                           (UNAUDITED)        2007           2006          2005          2004             2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $    11.37       $    11.45    $    12.10    $    11.68    $    12.36       $    11.94
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                         0.22             0.45          0.46          0.45          0.48             0.49
   Net realized and unrealized gains
       (losses) on investments                   0.15             0.03         (0.49)         0.43         (0.50)            0.49
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 0.37             0.48         (0.03)         0.88         (0.02)            0.98
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income         (0.22)           (0.45)        (0.46)        (0.45)        (0.48)           (0.49)
   Distributions from net realized gains        (0.12)           (0.11)        (0.16)        (0.01)        (0.21)           (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (0.34)           (0.56)        (0.62)        (0.46)        (0.69)           (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Capital contributions                              --               --            --            --          0.03               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $    11.40       $    11.37    $    11.45    $    12.10    $    11.68       $    12.36
====================================================================================================================================
Total return (A)                                 3.30%(B)         4.19%        (0.25%)        7.66%         0.04%(C)         8.43%
====================================================================================================================================
Net assets at end of period (000's)        $   55,246       $   56,163    $   64,266    $   74,604    $   77,837       $   59,683
====================================================================================================================================
Ratio of net expenses to
   average net assets                            0.75%(D)         0.75%         0.75%         0.75%         0.75%            0.75%
Ratio of net investment income to
   average net assets                            3.88%(D)         3.87%         3.87%         3.74%         3.94%            4.03%
Portfolio turnover rate                            20%(D)           28%           24%           30%           36%              24%

(A)   Total returns shown exclude the effect of applicable sales loads.
(B)   Not annualized.
(C) Total return would have been (0.21%) without the capital contribuiton made by the Advisor.
(D)   Annualized. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

OHIO INSURED TAX-FREE FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED
                                                   DECEMBER 31,                            YEAR ENDED JUNE 30,
                                                      2007           ---------------------------------------------------------------
                                                   (UNAUDITED)          2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               $   11.39       $   11.46    $   12.11    $   11.69    $   12.41    $   11.96
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                  0.18            0.36         0.37         0.36         0.39         0.40
   Net realized and unrealized gains
       (losses) on investments                            0.14            0.04        (0.49)        0.43        (0.51)        0.52
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.32            0.40        (0.12)        0.79        (0.12)        0.92
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                  (0.18)          (0.36)       (0.37)       (0.36)       (0.39)       (0.40)
   Distributions from net realized gains                 (0.12)          (0.11)       (0.16)       (0.01)       (0.21)       (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (0.30)          (0.47)       (0.53)       (0.37)       (0.60)       (0.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                     $   11.41       $   11.39    $   11.46    $   12.11    $   11.69    $   12.41
====================================================================================================================================
Total return (A)                                          2.82%(B)        3.50%       (1.00%)       6.86%       (1.03)%       7.89%
====================================================================================================================================
Net assets at end of period (000's)                  $   4,947       $   5,169    $   6,728    $   9,400    $   9,862    $   7,388
====================================================================================================================================
Ratio of net expenses to
   average net assets                                     1.50%(C)        1.50%        1.50%        1.50%        1.50%        1.50%
Ratio of net investment income to
   average net assets                                     3.14%(C)        3.12%        3.12%        2.99%        3.19%        3.27%
Portfolio turnover rate                                     20%(C)          28%          24%          30%          36%          24%

(A)   Total returns shown exclude the effect of applicable sales loads.
(B)   Not annualized.
(C)   Annualized.


OHIO TAX-FREE MONEY MARKET FUND - RETAIL
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                           DECEMBER 31,                           YEAR ENDED JUNE 30,
                                              2007         -------------------------------------------------------------------------
                                           (UNAUDITED)         2007           2006         2005          2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $    1.000      $     1.000     $    1.000   $    1.000     $    1.000     $     1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                        0.015            0.029          0.023        0.011          0.004           0.008
   Net realized gains on investments            0.000(A)         0.000(A)          --           --          0.000(A)        0.000(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                0.015            0.029          0.023        0.011          0.004           0.008
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income        (0.015)          (0.029)        (0.023)      (0.011)        (0.004)         (0.008)
   Distributions from net realized gains       (0.000)(A)       (0.000)(A)         --       (0.000)(A)     (0.000)(A)          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                            (0.015)          (0.029)        (0.023)      (0.011)        (0.004)         (0.008)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $    1.000      $     1.000     $    1.000   $    1.000     $    1.000     $     1.000
====================================================================================================================================
Total return                                     2.95%(B)         2.96%          2.31%        1.13%          0.35%           0.78%
====================================================================================================================================
Net assets at end of period (000's)        $  120,089       $  105,148      $  92,082    $  99,127      $ 165,145      $  155,810
====================================================================================================================================
Ratio of net expenses to
   average net assets                            0.75%(B)         0.75%          0.75%        0.75%          0.75%           0.75%
Ratio of net investment income to
   average net assets                            2.88%(B)         2.92%          2.26%        1.05%          0.35%           0.79%

(A)   Amount rounds to less than $0.001.
(B)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                          DECEMBER 31,                               YEAR ENDED JUNE 30,
                                             2007         --------------------------------------------------------------------------
                                          (UNAUDITED)        2007            2006         2005           2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period    $    1.000       $   1.000       $   1.000    $   1.000       $   1.000       $   1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                       0.016           0.032           0.025        0.014           0.006           0.010
   Net realized gains on investments           0.000(A)        0.000(A)           --           --           0.000(A)        0.000(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               0.016           0.032           0.025        0.014           0.006           0.010
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income       (0.016)         (0.032)         (0.025)      (0.014)         (0.006)         (0.010)
   Distributions from net realized gains      (0.000)(A)      (0.000)(A)          --       (0.000)(A)      (0.000)(A)          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                           (0.016)         (0.032)         (0.025)      (0.014)         (0.006)         (0.010)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period          $    1.000       $   1.000       $   1.000    $   1.000       $   1.000       $   1.000
====================================================================================================================================
Total return                                    3.20%(B)        3.21%           2.57%        1.39%           0.60%           1.03%
====================================================================================================================================
Net assets at end of period (000's)       $  236,040       $ 169,708       $ 183,107    $ 192,346       $ 174,739       $ 266,120
====================================================================================================================================
Ratio of net expenses to
   average net assets                           0.50%(B)        0.50%           0.50%        0.50%           0.50%           0.50%
Ratio of net investment income to
   average net assets                           3.12%(B)        3.17%           2.50%        1.41%           0.59%           1.02%

(A)   Amount rounds to less than $0.001.
(B)   Annualized.

TAX-FREE MONEY MARKET FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                          DECEMBER 31,                           YEAR ENDED JUNE 30,
                                             2007            -----------------------------------------------------------------------
                                          (UNAUDITED)           2007            2006          2005         2004           2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period    $     1.000        $    1.000      $     1.000    $   1.000    $   1.000      $   1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                        0.014             0.028            0.023        0.011        0.005          0.008
   Net realized gains on investments               --             0.000(A)            --           --        0.000(A)       0.000(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                0.014             0.028            0.023        0.011        0.005          0.008
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income        (0.014)           (0.028)          (0.023)      (0.011)      (0.005)        (0.008)
   Distributions from net realized gains           --                --               --           --       (0.000)(A)         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                            (0.014)           (0.028)          (0.023)      (0.011)      (0.005)        (0.008)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period          $     1.000        $    1.000      $     1.000    $   1.000    $   1.000      $   1.000
====================================================================================================================================
Total return                                     2.85%(B)          2.88%            2.28%        1.14%        0.50%          0.99%
====================================================================================================================================
Net assets at end of period (000's)       $    20,424        $   16,590      $    16,279    $  19,250    $  20,263      $  21,375
====================================================================================================================================
Ratio of net expenses to
   average net assets                            0.89%(B)          0.89%            0.89%        0.89%        0.89%          0.89%
Ratio of net investment income to
   average net assets                            2.79%(B)          2.85%            2.23%        1.13%        0.48%          0.79%

(A)   Amount rounds to less than $0.001.
(B)   Annualized. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

TAX-FREE MONEY MARKET FUND - CLASS S
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                                                     PERIOD
                                          DECEMBER 31,                     YEAR ENDED JUNE 30,                         ENDED
                                             2007          ----------------------------------------------------        JUNE 30,
                                          (UNAUDITED)        2007            2006          2005          2004          2003(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period    $    1.000       $   1.000      $    1.000    $    1.000    $   1.000      $    1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                       0.013           0.026           0.020         0.009        0.002           0.001
   Net realized gains on investments              --           0.000(B)           --            --        0.000(B)        0.000(B)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               0.013           0.026           0.020         0.009        0.002           0.001
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income       (0.013)         (0.026)         (0.020)       (0.009)      (0.002)         (0.001)
   Distributions from net realized gains          --              --              --            --       (0.000)(B)          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                           (0.013)         (0.026)         (0.020)       (0.009)      (0.002)         (0.001)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period          $    1.000       $   1.000      $    1.000    $    1.000    $   1.000      $    1.000
====================================================================================================================================
Total return                                    2.58%(C)        2.61%           2.01%         0.87%        0.25%           0.32%(C)
====================================================================================================================================
Net assets at end of period (000's)       $   48,487       $  82,925      $   32,658    $   13,075    $  16,381      $   18,692
====================================================================================================================================
Ratio of net expenses
   to average net assets                        1.15%(C)        1.15%           1.15%         1.15%        1.15%           1.15%(C)
Ratio of net investment income
   to average net assets                        2.54%(C)        2.58%           2.10%         0.86%        0.22%           0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.
(B)   Amount rounds to less than $0.001.
(C)   Annualized.

 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer different classes of shares: Retail class shares, Institutional class shares, Class A shares, Class C shares, and Class S shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Florida Tax-Free Money Market Fund offers one class of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares).

The Ohio Insured Tax-Free Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

SECURITY VALUATION -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SHARE VALUATION -- The net asset value per share of the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of each Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

The offering price per share of the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is equal to the net asset value per share. However, Class C shares of the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

ALLOCATIONS -- Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In addition, each Fund intends to satisfy conditions, which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2007 and 2006 was as follows:

                                          FLORIDA
                                        TAX-FREE MONEY        OHIO INSURED
                                         MARKET FUND          TAX-FREE FUND
--------------------------------------------------------------------------------
                                     2007        2006        2007        2006
--------------------------------------------------------------------------------
From tax exempt income            $  725,407  $  613,539  $2,578,309  $2,940,132
From long-term capital gains              --          --     662,907   1,068,116
--------------------------------------------------------------------------------
                                  $  725,407  $  613,539  $3,241,216  $4,008,248
--------------------------------------------------------------------------------


                                       OHIO TAX-FREE             TAX-FREE
                                       MONEY MARKET            MONEY MARKET
                                           FUND                    FUND
--------------------------------------------------------------------------------
                                     2007        2006        2007        2006
--------------------------------------------------------------------------------
From tax exempt income            $8,286,395  $6,473,158  $1,425,307  $  972,176
From long-term capital gains           1,521          --          --          --
--------------------------------------------------------------------------------
                                  $8,287,916  $6,473,158  $1,425,307  $  972,176
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2007:
                                                   FLORIDA
                                                TAX-FREE MONEY     OHIO INSURED
                                                  MARKET FUND      TAX-FREE FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments                  $ 25,960,344    $ 59,700,394
================================================================================
Gross unrealized appreciation                                --       1,634,827
Gross unrealized depreciation                                --        (306,323)
--------------------------------------------------------------------------------
Net unrealized appreciation                                  --       1,328,504
Capital loss carryforward                                (5,578)             --
Undistributed tax exempt income                          59,137          36,098
Undistributed ordinary income                                --          22,120
Undistributed long-term gains                                --         596,039
Other temporary differences                             (59,137)        (36,098)
--------------------------------------------------------------------------------
     Accumulated earnings (deficit)                $     (5,578)   $  1,946,663
================================================================================


                                              OHIO TAX-FREE         TAX-FREE
                                               MONEY MARKET       MONEY MARKET
                                                   FUND               FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments              $ 273,759,820      $  99,302,417
================================================================================
Undistributed tax exempt income                      441,247                745
Undistributed ordinary income                            788                 41
Undistributed long-term gains                             --                198
Other temporary differences                         (441,247)              (745)
--------------------------------------------------------------------------------
     Accumulated earnings                      $         788      $         239
================================================================================

The capital loss carryforward as of June 30, 2007 in the table above expires as follows:

FUND                                              AMOUNT        EXPIRATION DATE
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund                $  5,380       June 30, 2013
                                                  $    198       June 30, 2014
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended June 30, 2007, the Florida Tax-Free Money Market Fund utilized $150 of capital loss carryforwards.

RECLASSIFICATION OF CAPITAL ACCOUNTS -- Reclassifications result primarily from the difference in the tax treatment of paydown securities. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. For the year ended June 30, 2007, the Ohio Insured Tax-Free Fund reclassified $106 of net investment loss to accumulated net realized gains on the Statement of Assets and Liabilities.

FEDERAL TAX INFORMATION

The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. As of December 31, 2007, the aggregate identified cost for federal income tax purposes for the Ohio Insured Tax-Free Fund is $57,885,476, resulting in gross unrealized appreciation and depreciation of $2,418,835 and $104,258, respectively, and net unrealized appreciation of $2,314,577.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and government securities) were as follows for the six months ended December 31, 2007:

                                                                    OHIO INSURED
                                                                   TAX-FREE FUND
--------------------------------------------------------------------------------
Purchases of investment securities                                    $5,940,863
Proceeds from sales and maturities of investment securities           $8,272,773
--------------------------------------------------------------------------------

4.  TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust were also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan" and the Sub-Administrator and Transfer Agent to the Funds) during the six months ended December 31, 2007. The Advisor and Underwriter were each wholly owned indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

MANAGEMENT AGREEMENT

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as follows:

--------------------------------------------------------------------------------
0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% of such assets in excess of $300 million
--------------------------------------------------------------------------------

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned indirect subsidiary of Western-Southern. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Strategic Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Florida Tax-Free Money Market Fund, Ohio Insured Tax-Free Fund, Ohio Tax-Free Money Market Fund, and Tax-Free Money Market Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through June 30, 2008:

                                              CLASS R    CLASS I  CLASS A   CLASS C   CLASS S
---------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund               --        --      0.75%       --        --
Ohio Insured Tax-Free Fund                       --        --      0.75%     1.50%       --
Ohio Tax-Free Money Market Fund                0.75%     0.50%       --        --        --
Tax-Free Money Market Fund                       --        --      0.89%       --      1.15%

For the six months ended December 31, 2007, the Advisor waived investment advisory fees, administration fees, and/or reimbursed expenses as follows:

                                       INVESTMENT    OTHER OPERATING
                                        ADVISORY        EXPENSES            ADMINISTRATION
                                      FEES WAIVED      REIMBURSED             FEES WAIVED
-------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund  $         --      $     26,372          $        29,484
Ohio Insured Tax-Free Fund          $         --      $     70,216          $        61,140
Ohio Tax-Free Money Market Fund     $         --      $     30,072          $       304,564
Tax-Free Money Market Fund          $         --      $     56,203          $        75,744

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the six months ended December 31, 2007, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:
                                                                       AMOUNT
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund                                           $       605
Ohio Tax-Free Money Market Fund                                      $         4
Tax-Free Money Market Fund                                           $    30,471


UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $1,401 from underwriting and broker commissions on the sale of Class A shares of the Ohio Insured Tax-Free Fund during the six months ended December 31, 2007. In addition, the Underwriter collected $15 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Insured Tax-Free Fund.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the Florida Tax-Free Money Market Fund and Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Insured Tax-Free Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are the same as the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

                                                             OHIO INSURED
                                                             TAX-FREE FUND
--------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED       YEAR
                                                        DECEMBER 31,    ENDED
                                                            2007      JUNE 30,
                                                         (UNAUDITED)     2007
--------------------------------------------------------------------------------
CLASS A
Shares sold                                                44,333       129,809
Shares reinvested                                          99,384       171,567
Shares redeemed                                          (233,627)     (977,738)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                        (89,910)     (676,362)
Shares outstanding, beginning of period                 4,937,633     5,613,995
--------------------------------------------------------------------------------
Shares outstanding, end of period                       4,847,723     4,937,633
================================================================================

CLASS C
Shares sold                                                15,395        12,057
Shares reinvested                                           8,949        15,528
Shares redeemed                                           (44,656)     (160,738)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                        (20,312)     (133,153)
Shares outstanding, beginning of period                   454,032       587,185
--------------------------------------------------------------------------------
Shares outstanding, end of period                         433,720       454,032
================================================================================

6. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

--------------------------------------------------------------------------------
Portfolio of Investments
Florida Tax-Free Money Market Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                  COUPON         MATURITY       MARKET
  AMOUNT                                                                                     RATE           DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 16.0%
$   220,000     Willard OH Var Purp Impt LTGO BANS                                           4.250         01/23/08  $     220,052
    330,000     MS St UTGO ETM                                                               6.200         02/01/08        330,729
    200,000     Lee Co FL Hosp Brd Directors Rev (Lee Mem Hlth Sys)                          5.000         04/01/08        200,564
    600,000     Miami-Dade Co FL Sch Brd COP Ser A                                           5.000         04/01/08        602,255
    100,000     Orlando FL Util Comm Wtr & Elec Rev ETM                                      6.375         04/01/08        100,719
    300,000     Mentor On The Lake OH LTGO BANS                                              4.150         06/25/08        300,420
    300,000     AMP OH Elect Rev BANS (Newton Falls)                                         4.250         06/30/08        300,317
    100,000     Hillsborough Co FL Sch Brd COP (Master Lease)
                    Ser B Prerefunded @ 101                                                  5.000         07/01/08        101,691
    300,000     Columbiana OH Elec Sys Impt BANS                                             4.250         07/10/08        300,303
    100,000     NV St Nat Res Ser B                                                          3.000         08/01/08        100,010
    400,000     Union Twp OH TIF Rev BANS                                                    4.250         09/17/08        401,790
    455,000     Stark Co OH Swr Dist 2007-2 LTGO BANS                                        3.900         09/24/08        455,803
    380,000     Cincinnati OH EDR BANS                                                       3.600         11/07/08        380,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                  $   3,794,653
------------------------------------------------------------------------------------------------------------------------------------

                FLOATING & VARIABLE RATE DEMAND NOTES -- 83.6%
$   500,000     Alachua Co FL Hlth Facs Rev (Shands Teaching Hosp) (LOC: Suntrust Bank)      3.740         01/01/08  $     500,000
    180,000     Brevard Co FL Hlth Facs Auth Rev (Hlth First Inc) (LOC: Suntrust Bank)       3.740         01/01/08        180,000
    650,000     FL St Brd Ed Muni Secs Tr Rcpts Ser SGA 102 (SPA: Societe Generale)          3.750         01/01/08        650,000
    100,000     Martin Co FL PCR (Florida Power & Light)                                     3.770         01/01/08        100,000
    300,000     Muni Sec Tr Ctfs Ser 01-161 (FL Brd of Ed) (SPA: Bear Stearns Capital Mkt)   3.750         01/01/08        300,000
    550,000     Orange Co FL Hlth Facs Auth Rev Hosp (Orlando Regl Hlthcare)
                    Ser A-1 (SPA: Dexia Credit Local)                                        3.750         01/01/08        550,000
    600,000     Putnam Co FL Dev Auth PCR (Florida Pwr & Light Co)                           3.700         01/01/08        600,000
  1,000,000     Sunshine St Governmental Fin Comm FL Rev (SPA: Dexia Credit Local)           3.750         01/01/08      1,000,000
    500,000     Univ Athletic Assn Inc (FL Athletic Prog Rev) (LOC: Suntrust Bank)           3.750         01/01/08        500,000
    500,000     Univ of North FL Rev (Parking Sys) (LOC: Wachovia Bank)                      3.730         01/01/08        500,000
    390,000     Broward Co FL HFA MFH Rev (Jacaranda Village Apts) (LOC: HSBC Bank)          3.420         01/02/08        390,000
    400,000     Dade Co FL IDA IDR (Dolphin's Stadium) Ser A (LOC: Societe Generale)         3.300         01/02/08        400,000
  1,000,000     FL HFC MFH Rev (Monterey Lake C)                                             3.470         01/02/08      1,000,000
  1,000,000     JEA FL Wtr & Swr Sys Rev Ser B (SPA: Fortis Bank SA/NV)                      3.400         01/02/08      1,000,000
    100,000     Lee Co FL HFA MFH Rev (Forestwood Apts) (LOC: FNMA)                          3.480         01/02/08        100,000
    605,000     Marion Co FL HFA (Paddock Apts) (LOC: FNMA)                                  3.410         01/02/08        605,000
    500,000     Nassau Co FL PCR (Rayonier) (LOC: Suntrust Bank)                             3.400         01/02/08        500,000
    500,000     Orange Co FL HFA Rev (LOC: FHLMC)                                            3.420         01/02/08        500,000
    300,000     Palm Beach Co FL Rev (Norton Gallery) (LOC: Bank of America NA)              3.350         01/02/08        300,000
    500,000     Port St Lucie FL Util Rev (SPA: Royal Bank of Canada)                        3.450         01/02/08        500,000
    450,000     Volusia Co FL HFA Rev (Fisherman's Landing) (LOC: FNMA)                      3.410         01/02/08        450,000
  1,000,000     AR Hosp Equip Fin Auth Rev (Baptist Hlth) (SPA: JPMorgan Chase Bank)         3.470         01/03/08      1,000,000
    675,000     Duval Co FL HFA MFH Rev (Glades Apts) (SPA: FHLMC)                           3.420         01/03/08        675,000
     10,000     Gulf Breeze FL Loc Govt Loan Prog B (SPA: Dexia Credit Local)                3.480         01/03/08         10,000
    350,000     Gulf Breeze FL Muni Bond Fund Ser A (LOC: Bank of America NA)                3.460         01/03/08        350,000
     70,000     Highlands Co FL Hlth Facs Auth Rev (Adventist Hlth) (LOC: Suntrust Bank)       3.4         01/03/08         70,000
    250,000     Hillsborough Co FL  Rev (Carrollwood Day) (LOC: Wells Fargo Bank)            3.420         01/03/08        250,000
    430,000     Marion Co FL IDA IDR (Hospice of Marion Co Inc) (LOC: Wachovia Bank)         3.480         01/03/08        430,000
  1,000,000     Marion Co FL IDA Rev (Chambrel) (LOC: FNMA)                                  3.460         01/03/08      1,000,000
    100,000     Palm Beach Co FL Edl Facs Auth Rev (Atlantic College)
                    (LOC: Bank of America NA)                                                3.500         01/03/08        100,000
  1,000,000     Palm Beach Co FL Rev (Henry Morrison Flagler)
                    (LOC: Northern Trust Bank)                                               3.460         01/03/08      1,000,000

--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                  COUPON        MATURITY        MARKET
  AMOUNT                                                                                     RATE           DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 83.6% (CONTINUED)
$   200,000     Seminole Co FL IDA Rev (FL Living Nursing Ctr)
                    (LOC: Bank of America NA)                                                3.620         01/03/08  $     200,000
    900,000     Seminole Co FL IDA Rev (Master Academy) (LOC: Allied Irish Bank)             3.440         01/03/08        900,000
  1,000,000     Tampa FL Rev (Tampa LLC-Univ Tampa) (LOC: Royal Bank of Canada)              3.430         01/03/08      1,000,000
    800,000     Wauchula FL IDR (Hardee Co Ctr) (LOC: JPMorgan Chase Bank)                   3.430         01/03/08        800,000
    930,000     Lee Co FL IDA Hlthcare Facs Rev (Bonita Cmnty Hlth) (LOC: Fifth Third Bank)  3.460         01/04/08        930,000
    450,000     Lexington-Fayette Co KY Urban Govt (Liberty Ridge) (LOC: US Bank NA)         3.520         01/04/08        450,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                          $  19,790,000
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 99.6%
                   (Amortized Cost $23,584,653)                                                                      $  23,584,653

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                               100,175
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                 $   23,684,828
====================================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Ohio Insured Tax-Free Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 COUPON        MATURITY       MARKET
   AMOUNT                                                                                    RATE           DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 98.5%
$ 1,260,000     Cleveland OH Arpt Sys Rev Prerefunded @ 101                                  5.125         01/01/08  $    1,272,600
     74,906     Columbus OH Special Assessment GO                                            5.050         04/15/08          75,322
  1,035,000     Reading OH Rev (St Mary's Ed Institute)                                      5.550         02/01/10       1,064,011
  1,000,000     Hilliard OH CSD GO Prerefunded @ 101                                         5.750         12/01/10       1,081,890
    525,000     Kings OH LSD GO Prerefunded @ 101                                            6.050         12/01/10         572,350
  1,000,000     Summit Co OH GO Prerefunded @ 101                                            6.000         12/01/10       1,088,800
    120,000     Cuyahoga Co OH Hosp Rev (Univ Hosp) ETM                                      9.000         06/01/11         131,917
  1,000,000     Lorain Co OH Hosp Rev (Catholic Hlth)                                        5.625         10/01/11       1,072,200
  1,000,000     Hamilton Co OH Swr Sys Rev                                                   5.500         12/01/11       1,079,040
  1,000,000     Pickerington OH LSD UTGO Prerefunded @ 100                                   5.250         12/01/11       1,076,020
  1,000,000     Monroe OH LSD UTGO Prerefunded @ 100                                         5.000         12/01/12       1,078,900
  1,750,000     Eaton OH CSD GO Prerefunded @ 101                                            5.000         12/01/13       1,903,020
    500,000     Ross Twp OH LSD UTGO Prerefunded @ 100                                       5.000         12/01/13         544,215
  1,480,000     Lakewood OH CSD GO Prerefunded @ 100                                         5.250         12/01/14       1,643,599
    660,000     West Chester Twp OH GO                                                       5.500         12/01/14         717,176
    400,000     Warren OH Wtr Wrks Rev                                                       5.500         11/01/15         436,604
    845,000     Buckeye Valley OH LSD GO                                                     6.850         12/01/15         958,737
    620,000     Columbus-Polaris Hsg Corp Rev Prerefunded @ 100                              7.400         01/01/16         719,088
  2,750,000     Little Miami OH LSD GO Prerefunded @ 100                                     5.000         12/01/16       3,043,562
  1,000,000     Lorain Co OH Hosp Rev (Catholic Hlth Partners)                               5.500         09/01/19       1,050,260
  1,000,000     Lucas Co OH Hosp Rev (Promedica Hlth Grp)                                    5.625         11/15/19       1,046,950
  1,085,000     West Clermont OH LSD GO                                                      5.000         12/01/19       1,149,850
    850,000     West Chester Twp OH GO                                                       5.000         12/01/20         899,317
  1,210,000     Cincinnati OH Tech College Rev                                               5.250         10/01/21       1,302,371
  1,185,000     Akron OH Impt GO                                                             5.000         12/01/22       1,239,629
    765,000     Fairfield Co OH GO                                                           5.000         12/01/22         800,267
    250,000     OH St Higher Ed Fac (Xavier Univ)                                            5.000          5/01/23         260,340
  1,050,000     Harrison OH Wst Wtr Sys Rev                                                  5.250         11/01/23       1,123,826
  1,000,000     Akron OH Var Purp GO                                                         5.000         12/01/23       1,044,750
    450,000     Columbus OH TIF Rev (Polaris)                                                4.750         12/01/23         461,489
    865,000     Fairfield Co OH GO                                                           5.000         12/01/23         912,627
  1,000,000     OH St Higher Ed Fac Rev (Univ Dayton)                                        5.000         12/01/23       1,046,330
  1,000,000     Toledo OH CSD GO                                                             5.000         12/01/23       1,042,450
  1,000,000     Hamilton Co OH Hosp Rev (Children's Hosp Med Ctr)                            5.000         05/15/24       1,022,380
    400,000     Springboro OH Swr Sys Rev                                                    5.000         06/01/24         418,752
  2,000,000     Canal Winchester OH LSD UTGO                                                 4.750         12/01/24       2,070,580
    825,000     Parma OH GO                                                                  4.750         12/01/24         853,463
  1,000,000     Columbus OH Arpt Rev                                                         5.000         01/01/25       1,042,680
  1,040,000     Franklin Co OH Hosp Rev (Children's Hosp)                                    5.000         05/01/25       1,062,339
    810,000     Big Walnut OH LSD GO                                                         5.000         12/01/25         847,033
    580,000     New Albany Plain OH LSD GO                                                   5.000         12/01/25         601,605
  1,000,000     Univ of Cincinnati OH General Rcpts                                          4.750         06/01/26       1,024,360
  1,500,000     Richland Co OH Hosp Facs Rev (MedCentral Hlth Sys)                           5.125         11/15/26       1,495,410
  1,995,000     Butler Co OH Trans Dist                                                      4.750         12/01/26       2,023,309
  1,090,000     Fairborn OH CSD GO                                                           5.000         12/01/26       1,145,721
  1,000,000     Kings OH LSD Impt UTGO                                                       5.000         12/01/26       1,055,170
  1,000,000     Lakewood OH CSD Facs Impt UTGO                                               5.000         12/01/26       1,049,400
  3,000,000     OH St Higher Ed Fac Rev (Univ Dayton)                                        5.000         12/01/26       3,104,609
  2,100,000     Oregon OH CSD GO                                                             5.000         12/01/27       2,192,420
  1,830,000     Columbus OH CSD Impt UTGO                                                    5.000         12/01/28       1,921,903
  1,185,000     Delaware OH GO                                                               5.000         12/01/28       1,243,172
    895,000     Licking Heights OH LSD GO                                                    6.400         12/01/28       1,119,090
  1,000,000     Mason OH Swr Sys Rev                                                         5.000         12/01/28       1,037,150
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                  $   59,270,053
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 COUPON        MATURITY       MARKET
   AMOUNT                                                                                    RATE           DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 1.5%
$   100,000     OH St Higher Edl Fac Rev (Case Western)
                    (SPA: Landesbank Hessen-Thuringen)                                       3.750         01/01/08  $      100,000
    695,000     OH St Wtr Dev Auth (Purewater) (SPA: State Street B&T Co)                    3.500         01/02/08         695,000
    135,000     OH St Higher Ed Fac Pooled Fin (1998) (LOC: Fifth Third Bank)                3.470         01/03/08         135,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                          $      930,000
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.0%
                (Amortized Cost $57,885,476)                                                                         $   60,200,053

                LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                                (6,856)
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                 $   60,193,197
====================================================================================================================================


See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Ohio Tax-Free Money Market Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 COUPON        MATURITY      MARKET
   AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 20.9%
$ 1,500,000     Willard OH LTGO BANS                                                         4.250         01/23/08  $    1,500,354
    200,000     Univ of Cincinnati OH General Rcpts Rev BANS Ser A                           4.500         01/24/08         200,111
    250,000     OH St Infrastructure Impt UTGO Ser B Prerefunded @ 101                       5.250         02/01/08         252,926
  3,000,000     Cincinnati OH BANS (Baldwin 300)                                             3.750         02/14/08       3,000,000
    449,000     North Royalton OH Street Impt BANS                                           5.000         02/28/08         450,051
    885,000     Southwest Regl Wtr Dist OH Rev BANS                                          4.250         03/12/08         885,839
  1,200,000     Mason OH Golf Course Acq LTGO BANS                                           4.250         03/13/08       1,201,386
  3,800,000     Niles OH LTGO BANS                                                           4.125         03/13/08       3,802,374
  1,500,000     Hamilton Twp OH UTGO BANS                                                    4.250         03/20/08       1,501,582
  2,560,000     Henry Co OH Var Purp LTGO BANS                                               4.500         03/21/08       2,564,098
  3,000,000     Ironton OH CSD UTGO BANS                                                     4.300         05/28/08       3,004,122
  3,880,000     Middletown OH CSD UTGO BANS                                                  4.250         06/05/08       3,887,242
  2,330,000     Lakota OH LSD LTGO BANS Ser A                                                4.500         06/12/08       2,344,399
  1,700,000     Lakota OH LSD LTGO BANS Ser B                                                4.000         06/12/08       1,706,800
  1,600,000     Crestview OH LSD UTGO BANS                                                   3.875         06/17/08       1,606,111
  2,100,000     AMP OH Elect Rev BANS (Newton Falls)                                         4.250         06/30/08       2,102,212
    500,000     Columbiana OH Elec Sys Impt BANS                                             4.250         07/10/08         500,506
  1,000,000     AMP OH Elect Rev BANS (Woodville)                                            4.350         07/17/08       1,001,306
  1,005,000     Greenhills OH Var Purp LTGO BANS                                             4.050         07/17/08       1,005,000
    890,000     Columbiana OH Wtr Main Impt BANS                                             4.250         08/07/08         890,773
  3,700,000     Arcanum-Butler OH LSD UTGO BANS (Classroom Facs)                             3.850         08/12/08       3,712,193
    850,000     Olmsted Falls OH Impt BANS (Fire Station)                                    3.950         08/20/08         851,568
  1,080,000     Olmsted Falls OH Var Purp Impt BANS                                          3.950         08/20/08       1,081,992
  3,000,000     Geauga Co OH Safety Ctr Impt BANS                                            4.000         08/27/08       3,004,732
  2,560,000     Jackson Co OH LTGO BANS                                                      4.300         09/04/08       2,565,838
  3,600,000     Union Twp OH TIF Rev BANS                                                    4.250         09/17/08       3,616,112
    710,000     Warrensville Heights OH Var Purp Impt BANS                                   3.950         09/18/08         711,225
  1,000,000     Stark Co OH Swr Dist 2007-2 LTGO BANS                                        3.900         09/24/08       1,001,766
  3,500,000     Cuyahoga Heights OH Var Purp LTGO BANS                                       4.500         09/25/08       3,519,857
    140,000     OH St Bldg Auth Arts Facs Bldg Fd A                                          5.000         10/01/08         142,048
  1,000,000     Harrison Twp OH BANS (Fire Dept)                                             3.850         10/09/08       1,001,862
  1,000,000     South Lebanon Village OH Tax Increment Rev BANS
                    (LOC: National City Bank)                                                3.750         10/27/08       1,000,000
  2,000,000     Canal Winchester OH LTGO BANS (Diley Rd)                                     4.250         10/30/08       2,009,635
  1,000,000     Cincinnati OH EDR BANS (LOC: National City Bank)                             3.600         11/07/08       1,000,000
  1,605,000     Hancock Co OH LTGO BANS                                                      4.250         11/08/08       1,615,603
  1,055,000     AMP OH Elect Rev BANS (Monroeville Village)                                  3.800         11/13/08       1,057,210
  3,000,000     Deerfield Twp OH UTGO BANS                                                   3.450         11/18/08       3,000,000
  1,500,000     Niles OH Wtr Sys Impt LTGO BANS                                              4.000         11/21/08       1,505,152
  3,210,000     Mahoning Co OH LTGO BANS Ser A                                               4.200         11/26/08       3,226,774
    820,000     AMP OH Elect Rev BANS (Edgerton Village)                                     3.550         12/04/08         820,000
    805,000     Oakwood OH Str Impt BANS Ser 2                                               3.750         12/04/08         806,791
  1,980,000     North Baltimore OH LSD Impt UTGO BANS                                        4.100         12/11/08       1,989,910
  1,655,000     Forest Park OH LTGO BANS                                                     3.750         12/23/08       1,663,603
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                  $   74,311,063
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 COUPON        MATURITY      MARKET
   AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 78.4%
$   200,000     Cuyahoga Co OH Hosp (Univ Hosp) (LOC: JPMorgan Chase Bank)                   3.630         01/01/08  $      200,000
  1,685,000     Cuyahoga Co OH IDR (S&R Playhouse Rlty) (LOC: HSBC Bank)                     3.500         01/01/08       1,685,000
 12,700,000     Cuyahoga Co OH Rev (Cleveland Clinic) (SPA: Bank of Nova Scotia)             3.750         01/01/08      12,700,000
  2,400,000     Montgomery Co OH Rev (Miami Valley Hosp) (LOC: National City Bank)           3.750         01/01/08       2,400,000
  8,620,000     OH St Air Quality Rev PCR (OH Edison) (LOC: Wachovia Bank)                   3.750         01/01/08       8,620,000
  4,560,000     OH St Higher Ed Fac (Case Western) (SPA: Landesbank Hessan-Thuringen)        3.750         01/01/08       4,560,000
  1,000,000     OH St PCR (Sohio Air)                                                        3.750         01/01/08       1,000,000
  1,000,000     OH St PCR (Sohio Water)                                                      3.780         01/01/08       1,000,000
  3,185,000     OH St Wtr Dev Auth Rev (FirstEnergy) Ser A (LOC: Barclays Bank Plc)          3.740         01/01/08       3,185,000
  3,000,000     Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126 (SPA: Societe Generale)           3.510         01/02/08       3,000,000
    545,000     Cleveland OH Inc Tax Rev (SPA: Dexia Credit Local)                           3.280         01/02/08         545,000
  1,400,000     Cleveland-Cuyahoga Co OH Port Auth Rev (Carnegie/96th Resh Bldg)
                    (LOC: Fifth Third Bank)                                                  3.430         01/02/08       1,400,000
  5,695,000     Cleveland-Cuyahoga Co OH Port Auth Rev (Euclid/93rd Garage Office)
                    (LOC: Fifth Third Bank)                                                  3.430         01/02/08       5,695,000
  1,455,000     Cuyahoga Co OH Ed Fac (Utd Cerebral Palsy Assn) (LOC: Key Bank NV)           3.480         01/02/08       1,455,000
    165,000     Erie Co OH IDR (Toft Dairy Inc) (LOC: Key Bank NV)                           3.480         01/02/08         165,000
  1,080,000     Franklin Co OH Hosp Rev (OH Hlth Corp)
                    (SPA: Landesbank Hessen-Thuringen)                                       3.450         01/02/08       1,080,000
  1,940,000     Franklin Co OH Rev (Trinity Hlth Credit-C-1) (SPA: US Bank NA)               3.450         01/02/08       1,940,000
    545,000     Hamilton Co OH Hlth Facs (St Aloysius Orphanage) (LOC: Key Bank NA)          3.480         01/02/08         545,000
  2,500,000     Hamilton Co OH Hosp Facs Rev (Eliz Gamble) (LOC: JPMorgan Chase Bank)        3.420         01/02/08       2,500,000
  1,000,000     Hamilton Co OH Hosp Facs Rev (Hlth Alliance) Ser F (SPA: Dexia Credit Local) 3.420         01/02/08       1,000,000
    800,000     Hamilton Co OH Hosp Rev (Hlth Alliance) Ser E (SPA: Dexia Credit Local)      3.260         01/02/08         800,000
  6,400,000     Kent St Univ Gen Rcpts Rev (SPA: Dexia Credit Local)                         3.500         01/02/08       6,400,000
  1,510,000     Lorain Co OH IDR (EMH Regl Med Ctr) (LOC: Key Bank NA)                       3.480         01/02/08       1,510,000
  4,000,000     Middletown OH Dev Rev (Bishop-Fenwick HS) (LOC: JPMorgan Chase Bank)         3.460         01/02/08       4,000,000
  1,900,000     Montgomery Co OH EDR (Dayton Art Inst) (LOC: National City Bank)             3.440         01/02/08       1,900,000
  3,500,000     Montgomery Co OH Rev (Catholic Hlth) Ser B (SPA: Bayerische Landesbank)      3.430         01/02/08       3,500,000
  1,500,000     OH St Air Quality Dev Auth PCR (FirstEnergy-A) (LOC: Key Bank NA)            3.450         01/02/08       1,500,000
  2,550,000     OH St Air Quality Dev Auth Rev (FirstEnergy) Ser B (LOC: Barclays Bank Plc)  3.430         01/02/08       2,550,000
   600,000      OH St Common Schools UTGO Ser B                                              3.370         01/02/08         600,000
    500,000     OH St Infra Impt UTGO                                                        3.400         01/02/08         500,000
  3,200,000     OH St Wtr Dev Auth PCR (Firstenergy Nuclear B) (LOC: Wachovia Bank NA)       3.470         01/02/08       3,200,000
  6,200,000     OH St Wtr Dev Auth PCR Facs Rev (First Energy) (LOC: Barclays Bank Plc)      3.420         01/02/08       6,200,000
  5,180,000     OH Wtr Dev Auth Rev (Purewater) (SPA: State Street B&T Co)                   3.500         01/02/08       5,180,000
  1,300,000     Port Gtr Cincinnati OH Dev Auth Rev (Natl Underground RR-A)
                    (LOC: JPMorgan Chase Bank)                                               3.430         01/02/08       1,300,000
  4,200,000     Puerto Rico Commonwealth Govt Dev Bk Rev (SPA: Credit Suisse)                3.180         01/02/08       4,200,000
    300,000     Scioto Co OH Hosp Rev (VHA Ctr) Ser C (SPA: JPMorgan Chase Bank)             3.400         01/02/08         300,000
  3,700,000     ABN AMRO MuniTOPS Ctfs Tr 2001-03 (Westerville OH CSD)
                    (SPA: Bank of America)                                                   3.460         01/03/08       3,700,000
  4,995,000     ABN AMRO MuniTops Ctfs Tr 2004-23 (OH Non-Amt Tr Ctf)
                    (SPA: Bank of America NA)                                                3.490         01/03/08       4,995,000
  3,000,000     ABN AMRO MuniTOPS Ctfs Tr 2006-37 (SPA: Bank of America)                     3.490         01/03/08       3,000,000
  5,000,000     ABN AMRO MuniTOPS Ctfs Tr 2006-4 (SPA: Bank of America)                      3.490         01/03/08       5,000,000
  4,040,000     Akron Bath Copley OH Hosp (Summa Hlth) B (LOC: Bank One NA)                  3.430         01/03/08       4,040,000
  4,000,000     Akron Bath Copley OH Jt Twp Hosp Dist Rev (Hlthcare Fac-Summner)
                    (LOC: KBC Bank NV)                                                       3.470         01/03/08       4,000,000
  3,800,000     Athens Co OH Port Auth (Hsg for OH Univ) (LOC: Wachovia Bank)                3.490         01/03/08       3,800,000
  6,665,000     Austin OH Ctfs Boa Ser Tr 2007-1010 (SPA: Bank of America)                   3.500         01/03/08       6,665,000
    660,000     Butler Co OH Hlthcare Facs Rev (Lifesphere) (LOC: US Bank NA)                3.420         01/03/08         660,000
  1,085,000     Butler Co OH Hosp Facs (Berkeley Sq Ret) (LOC: Fifth Third Bank)             3.460         01/03/08       1,085,000
  2,390,000     Cambridge OH Hosp Facs Rev (SE OH Regl Med) (LOC: National City Bank)        3.480         01/03/08       2,390,000
  2,000,000     Carroll Co OH Hlthcare Facs (St Johns Village) (LOC: National City Bank)     3.480         01/03/08       2,000,000
  4,225,000     Clark Co OH MFH Rev (OH Masonic Home) (SPA: Key Bank NA)                     3.470         01/03/08       4,225,000

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 COUPON        MATURITY      MARKET
   AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 78.4% (CONTINUED)
$ 5,720,000     Cleveland OH Waterworks Rev Ser B (SPA: Dexia Credit Local)                  3.400         01/03/08  $    5,720,000
     90,000     Coshocton Co OH Hosp (Echoing Hills Village) (LOC: JPMorgan Chase Bank)      3.650         01/03/08          90,000
  2,700,000     Columbus OH Regl Arpt Auth Cap Fdg Rev Oasbo Expaned
                    Asset Sr Ser (LOC: US Bank NA)                                           3.470         01/03/08       2,700,000
  2,040,000     Columbus OH Regl Arpt Auth Rev (LOC: US Bank NA)                             3.470         01/03/08       2,040,000
  1,360,000     Cuyahoga Co OH Civic Facs (West Side Ecumenical) (LOC: Key Bank NA)          3.480         01/03/08       1,360,000
  1,315,000     Cuyahoga Co OH EDR (Cleveland Botanical) (LOC: Allied Irish Bank Plc)        3.430         01/03/08       1,315,000
  5,200,000     Cuyahoga Co OH Hlthcare Facs Rev (A M McGregor Home)
                    (LOC: Keybank NA)                                                        3.450         01/03/08       5,200,000
  6,905,000     Delaware Co OH Hlthcare Facs Rev Impt (Sarah Moore)
                    (LOC: Fifth Third Bank)                                                  3.520         01/03/08       6,905,000
  1,705,000     Franklin Co OH EDR (Dominican Sisters) (LOC: Fifth Third Bank)               3.480         01/03/08       1,705,000
  1,000,000     Franklin Co OH Hlth Facs (Friendship Village Dublin) (LOC: LaSalle Bank)     3.420         01/03/08       1,000,000
  1,050,000     Franklin Co OH Hlth Facs (Heinzerling Fndtn) (LOC: JPMorgan Chase Bank)      3.540         01/03/08       1,050,000
  1,800,000     Franklin Co OH Hosp Rev (Children's Hosp) (SPA: National City Bank)          3.460         01/03/08       1,800,000
  3,000,000     Franklin Co OH Hosp Rev (Children's Hosp) Ser B (SPA: National City Bank)    3.430         01/03/08       3,000,000
  1,900,000     Franklin Co OH Hosp Rev (Children's Hosp) Ser-A (SPA: National City Bank)    3.430         01/03/08       1,900,000
    775,000     Franklin Co OH IDR (OH Girl Scout Council) (LOC: National City Bank)         3.800         01/03/08         775,000
  8,050,000     Franklin Co OH Rev Var (Trinity Hlth Credit-F) (SPA: Bayerische Landesbank)  3.500         01/03/08       8,050,000
    700,000     Geauga Co OH Hlth Fac (Heather Hill) (LOC: Bank One NA)                      3.450         01/03/08         700,000
    300,000     Hamilton Co OH EDR (Contemporary Arts Ctr) (LOC: National City Bank)         3.450         01/03/08         300,000
  2,500,000     Hamilton Co OH Hlthcare (Life Enriching Cmntys) B (LOC: PNC Bank NA)         3.400         01/03/08       2,500,000
  1,880,000     Hamilton Co OH Hlthcare Facs Rev (Episcopal) (LOC: Key Bank NA)              3.420         01/03/08       1,880,000
  1,150,000     Hamilton Co OH Hosp (Beechwood Home) (LOC: US Bank NA)                       3.460         01/03/08       1,150,000
  2,980,000     Hamilton Co OH Hosp (Children's Hosp Med Ctr) Ser 1997
                    (LOC: PNC Bank NA)                                                       3.420         01/03/08       2,980,000
  4,100,000     Hamilton Co OH Hosp (Drake Ctr Inc) (LOC: US Bank NA)                        3.420         01/03/08       4,100,000
  1,650,000     Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr)
                    (LOC: US Bank NA)                                                        3.420         01/03/08       1,650,000
  1,736,000     Hamilton Co OH Hosp Facs Rev (Eliz Gamble)
                    Ser B (LOC: JPMorgan Chase Bank)                                         3.350         01/03/08       1,736,000
  3,945,000     Henry Co OH Fac Impt Rev (Co Hosp) (LOC: Key Bank NA)                        3.480         01/03/08       3,945,000
  3,680,000     Highland Co OH Jt Twp Hosp Facs Rev (LOC: Key Bank NA)                       3.470         01/03/08       3,680,000
  2,415,000     Lima OH Hosp Facs (Lima Mem Hosp) (LOC: Bank One NA)                         3.480         01/03/08       2,415,000
    400,000     Lucas Co OH Hlth Facs (Lutheran Homes) (LOC: Fifth Third Bank)               3.430         01/03/08         400,000
  4,400,000     Mahoning Co OH Hosp Facs Rev (Forum Hlth Oblig)
                    (LOC: JPMorgan Chase Bank)                                               3.430         01/03/08       4,400,000
    150,000     Mahoning Co OH IDR (OH Heart Inst) (LOC: JPMorgan Chase Bank)                3.800         01/03/08         150,000
    995,000     Mason OH TIF Rev (Central Parke of Mason) (LOC: US Bank)                     3.510         01/03/08         995,000
    910,000     Montgomery Co OH Hlth Facs (Cmnty Blood Ctr) (LOC: Bank One NA)              3.650         01/03/08         910,000
  1,300,000     Montgomery Co OH Rev (St Vincent de Paul) (LOC: National City Bank)          3.440         01/03/08       1,300,000
  1,700,000     OH St Higher Ed Fac Pooled Fin Rev (1997) (LOC: Fifth Third Bank)            3.470         01/03/08       1,700,000
  2,100,000     OH St Higher Ed Fac Pooled Fin Rev (1998) (LOC: Fifth Third Bank)            3.470         01/03/08       2,100,000
  1,275,000     OH St Higher Ed Fac Pooled Fin Rev (1999) (LOC: Fifth Third Bank)            3.470         01/03/08       1,275,000
  1,700,000     OH St Higher Ed Fac Pooled Fin Rev Ser B (LOC: Fifth Third Bank)             3.440         01/03/08       1,700,000
  2,200,000     OH St Higher Ed Fac Rev (Marietta College) (LOC: JPMorgan Chase Bank)        3.450         01/03/08       2,200,000
  1,450,000     OH St Higher Ed Fac Rev (Mt Union College) (LOC: JPMorgan Chase Bank)        3.430         01/03/08       1,450,000
    200,000     OH St Higher Ed Rev (Malone College) (LOC: National City Bank)               3.480         01/03/08         200,000
  3,610,000     OH St Tpk Rev Fltr Ctfs Ser 71 (SPA: Morgan Stanley Dean Witter)             3.550         01/03/08       3,610,000
    400,000     OH Univ General Rcpts Rev (SPA: Dexia Credit Local)                          3.440         01/03/08         400,000
    675,000     Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy)
                    Ser 97 (LOC: National City Bank)                                         3.530         01/03/08         675,000
  1,260,000     Ottawa Co OH Hosp Rev (Luther Home of Mercy)
                    Ser 99 (LOC: National City Bank)                                         3.530         01/03/08       1,260,000
  3,375,000     Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo) (LOC: US Bank NA)          3.260         01/03/08       3,375,000

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                               COUPON        MATURITY      MARKET
     AMOUNT                                                                                  RATE           DATE         VALUE

------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 78.4% (CONTINUED)
$   670,000     Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo) (LOC: US Bank NA)          3.340         01/03/08  $      670,000
  3,900,000     Richland Co OH Hlthcare Facs Rev (Wesleyan)
                    Ser B (LOC: JPMorgan Chase Bank)                                         3.440         01/03/08       3,900,000
    900,000     Salem OH Hosp Rev Impt (Salem Cmnty) (LOC: JPMorgan Chase Bank)              3.430         01/03/08         900,000
  3,470,000     Sharonville OH IDR (Duke Rlty LP) (LOC: Fifth Third Bank)                    3.540         01/03/08       3,470,000
  2,240,000     Summit Co OH Civic Facs Rev (YMCA) (LOC: Key Bank NA)                        3.480         01/03/08       2,240,000
  1,215,000     Summit Co OH Hlth Facs (Evant Inc) (LOC: National City Bank)                 3.530         01/03/08       1,215,000
  3,995,000     Univ of Akron General Rcpts Fltr Ctfs Ser 165
                    (SPA: Morgan Stanley Dean Witter)                                        3.550         01/03/08       3,995,000
    475,000     Univ of Cincinnati OH General Rcpts Ser B (SPA: Bayerische Landesbank)       3.470         01/03/08         475,000
  1,700,000     Warren Co OH Hlthcare Facs Rev (Otterbien) (LOC: Fifth Third Bank)           3.390         01/03/08       1,700,000
  1,600,000     Warren Co OH IDR (Liquid Container) (LOC: Bank of America)                   3.420         01/03/08       1,600,000
  4,085,000     Westlake OH Hlthcare Fac (Lutheran Home) (LOC: National City Bank)           3.400         01/03/08       4,085,000
  4,720,000     Woodlawn OH EDR (Goodwill Inds) (LOC: US Bank NA)                            3.460         01/03/08       4,720,000
  1,040,000     Miami Co OH Hosp Facs (Upper Valley Med Ctr) (LOC: Fifth Third Bank)         3.460         01/04/08       1,040,000
  5,700,000     Hamilton Co OH IDR (ADP)                                                     3.100         01/15/08       5,700,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                          $  279,331,000
------------------------------------------------------------------------------------------------------------------------------------

                ADJUSTABLE RATE PUT BONDS -- 1.5%
$ 2,200,000     Cuyahoga Co OH IDR (Halle Office Bldg) (LOC: HSBC Bank)                      3.850         04/01/08  $    2,200,000
    805,000     Clermont Co OH EDR (John Q Hammons/Clermont Hills)
                    (LOC: Fifth Third Bank)                                                  3.800         05/01/08         805,000
  1,935,000     Richland Co OH IDR (Mansfield Sq Ltd) (LOC: National City Bank)              3.750         05/15/08       1,935,000
    325,000     Gallia Co OH IDR (Jackson Pike Assoc) (LOC: Fifth Third Bank)                3.500         06/15/08         325,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL ADJUSTABLE RATE PUT BONDS                                                                      $    5,265,000
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.8%
                  (Amortized Cost $358,907,063)                                                                      $  358,907,063

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)                                                          (2,778,441)
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                 $  356,128,622
====================================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Tax-Free Money Market Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                  COUPON       MATURITY       MARKET
   AMOUNT                                                                                     RATE          DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 22.4%
$   500,000     Chicago IL LTGO ETM                                                          5.000         01/01/08  $      500,000
    300,000     Columbus OH Mun Arpt Auth Rev (Port Columbus) Prerefunded @ 101              5.000         01/01/08         303,000
  1,005,000     AMP OH Elect Rev BANS (Seville Village)                                      4.250         01/17/08       1,005,172
    500,000     Willard OH LTGO Purp Impt BANS                                               4.250         01/23/08         500,118
    200,000     Indianapolis IN Loc Pub Impt Bd Bk Ser A                                     5.500         02/01/08         200,329
    200,000     Indianapolis IN Loc Pub Impt Bd Bk Ser A Prerefunded @ 101                   5.000         02/01/08         202,230
    145,000     MS St UTGO ETM                                                               6.200         02/01/08         145,328
    150,000     San Antonio TX Elec & Gas Ser A                                              5.000         02/01/08         150,186
    100,000     Tarrant Co TX Hlth Facs  Dev Corp Hlth Sys Rev
                    (TX Hlth Resources Sys) Ser A Prerefunded @ 102                          5.250         02/15/08         102,202
    160,000     Houston TX LTGO Ser C                                                        7.000         03/01/08         160,785
    200,000     Hamilton Twp OH LTGO BANS                                                    4.250         03/20/08         200,134
    100,000     LA St UTGO Ser B Prerefunded @101                                            5.000         04/15/08         101,541
    300,000     WI St UTGO Ser A                                                             4.000         05/01/08         300,517
    100,000     Bedford MI Pub SD UTGO Prerefunded @ 100                                     4.400         05/08/08         100,249
    100,000     Hamilton Co OH Sales Tax (Hamilton Co Football B) Prerefunded @101           5.000         06/01/08         101,574
    700,000     Lakota OH LSD LTGO BANS Ser B                                                4.000         06/12/08         702,800
    600,000     Mentor On The Lake OH LTGO BANS                                              4.150         06/25/08         600,839
    450,000     AMP OH Elect Sys BANS (Newton Falls)                                         4.250         06/30/08         450,475
  1,500,000     Munster IN Temp Ln Wts UTGO Ser 2                                            4.250         06/30/08       1,502,906
    100,000     Pima Co AZ UTGO (Cmnty College) Ser C                                        4.000         07/01/08         100,243
    420,000     Columbiana OH Elec Sys Impt BANS                                             4.250         07/10/08         420,425
    340,000     East Porter Co IN Sch Bld Corp Prerefunded @ 101                             4.600         07/15/08         345,433
    400,000     AMP OH Elect Rev BANS (Woodville)                                            4.350         07/17/08         400,523
    180,000     Lockhart TX ISD UTGO Prerefunded @100                                        5.000         08/01/08         181,579
    645,000     Arcanum-Butler OH LSD UTGO Classroom Facs BANS                               3.850         08/12/08         647,125
    150,000     Lake Co OH Hosp Facs Rev (Lake Hosp Sys Inc) Prerefunded @101                5.000         08/15/08         152,788
    586,500     Bratenahl OH BANS UTGO (Greenspace)                                          4.500         08/28/08         588,548
  1,000,000     Union Twp OH TIF Rev BANS                                                    4.250         09/17/08       1,004,476
    707,750     AMP OH Elect Rev BANS (Hubbard)                                              3.700         09/25/08         707,750
    530,000     AMP OH Elect Rev BANS (St Marys)                                             3.700         10/02/08         530,000
    700,000     Ontario OH Wtr Sys Impt LTGO BANS                                            4.125         10/02/08         701,395
  1,000,000     Kent OH LTGO BANS                                                            4.000         10/16/08       1,003,060
    450,000     South Lebanon Village OH Tax BANS (LOC: National City Bank)                  3.750         10/27/08         450,000
    500,000     Canal Winchester OH LTGO BANS (Diley Road)                                   4.250         10/30/08         502,409
    150,000     DE River & Bay Auth Rev                                                      5.000         01/01/09         152,852
    200,000     Norfolk VA UTGO Cap Impt                                                     5.000         01/01/09         203,901
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                  $   15,422,892
------------------------------------------------------------------------------------------------------------------------------------

                FLOATING & VARIABLE RATE DEMAND NOTES -- 75.7%
$   400,000     Alachua Co FL Hlth Facs Auth Rev Installment
                    (Shands Teach-A) (LOC: Suntrust Bank)                                    3.740         01/01/08  $      400,000
    800,000     Albany-Dougherty Co GA Hosp Auth Rev Rev Antic Ctfs
                    (Phoebe Hosp) (SPA: Regions Bank)                                        3.800         01/01/08         800,000
    935,000     Arvada CO Wtr Sys Rev (SPA: Dexia Credit Local)                              3.650         01/01/08         935,000
    600,000     Beaver Co PA IDA PCR (Firstenergy Gen) (LOC: Barclays Bank Plc)              3.750         01/01/08         600,000
  1,465,000     Carbon Co UT PCR (Pacificorp) (SPA: JPMorgan Chase Bank)                     3.750         01/01/08       1,465,000
    300,000     FL Higher Edl Facs Fing Auth Rev (St Thomas Univ) (LOC: Suntrust Bank)       3.740         01/01/08         300,000
    600,000     ID Hlth Facs Auth Rev (St Lukes Med Ctr) (SPA: Harris Trust NA)              3.750         01/01/08         600,000
    400,000     Jacksonville FL Elect Auth Rev (SPA: Bank of America)                        3.750         01/01/08         400,000
    500,000     Montgomery Co OH (Miami Valley Hosp) (LOC: National City Bank)               3.750         01/01/08         500,000
    700,000     OH St Air Quality Rev PCR (Ohio Edison)                                      3.750         01/01/08         700,000
  2,000,000     OH St PCR (Sohio Air)                                                        3.750         01/01/08       2,000,000
    700,000     Pinellas Co FL Hlth Facs Auth Rev (Pooled Hosp) (SPA: Wachovia Bank)         3.800         01/01/08         700,000

--------------------------------------------------------------------------------
Tax-Free Money Market Fund - (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 COUPON        MATURITY      MARKET
   AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 75.7% (CONTINUED)
$   400,000     Reg Arpts Impt Corp Los Angeles CA Term Facs
                    (Los Angeles Intl Arpt) (LOC: Societe Generale)                          3.720         01/01/08  $      400,000
    775,000     Sunshine St Governmental Fing Comm FL Rev
                    (Lehman Conv 3/1/2000) (SPA: Dexia Credit Local)                         3.750         01/01/08         775,000
  2,000,000     Sweetwater Co WY Environmental Impt Rev
                    (Pacificorp) (LOC: Barclays Bank Plc)                                    3.850         01/01/08       2,000,000
  2,640,000     Bibb Co GA Dev Auth Rev (First Presbyterian Day Sch)
                    (LOC: Suntrust Bank)                                                     3.440         01/02/08       2,640,000
    400,000     Bloomington IL Normal Arpt Auth (SPA: JPMorgan Chase Bank)                   3.700         01/02/08         400,000
  1,420,000     Broward Co FL HFA MFH Rev (Reflections Apts) (LOC: FHLMC)                    3.410         01/02/08       1,420,000
  1,610,000     IL Hlth Facs Auth Rev (The Carle Fndtn) Ser B (SPA: Wachovia Bank NA)        3.500         01/02/08       1,610,000
    500,000     Orange Co FL HFA MFH Rev (Palm C) (LOC: FHLMC)                               3.420         01/02/08         500,000
    750,000     Port St Lucie FL Util Rev (SPA: Royal Bank of Canada)                        3.450         01/02/08         750,000
  1,100,000     Scio Twp MI EDR (ADP Inc)                                                    3.620         01/02/08       1,100,000
    575,000     Ulster Co NY IDA IDR (Viking Industries Inc) Ser A (LOC: Key Bank NA)        3.550         01/02/08         575,000
  1,000,000     ABN AMRO MuniTOPS Ctfs Tr 2006-56
                    (Frisco TX) (SPA: ABN Amro Bank NV)                                      3.490         01/03/08       1,000,000
    200,000     Akron Bath Copley OH Hosp (Visiting Nurse Svcs)
                    (LOC: National City Bank)                                                3.530         01/03/08         200,000
    240,000     CA Infra EDB IDR (Metrotile Mfg) Ser A (LOC: Comerica Bank)                  3.700         01/03/08         240,000
    100,000     CA Statewide Cmntys IDR (American Modular Sys)
                    (LOC: Bank of the West)                                                  3.530         01/03/08         100,000
    100,000     Catawba Co NC Ind Fac (Lucky 7 Dev Grp) (LOC: Wachovia Bank)                 3.600         01/03/08         100,000
  1,000,000     Cl B Rev Ctfs Ser 2006-1 (SPA: AIG)                                          3.460         01/03/08       1,000,000
    490,000     CO HFA EDR (Casarosa & Denver Gasket Inc) (LOC: Key Bank NA)                 3.700         01/03/08         490,000
  2,000,000     Cobb Co GA Hsg Auth Rev MFH (Six Flags Assoc) (LOC: FHLMC)                   3.500         01/03/08       2,000,000
  2,000,000     Delaware Co OH Hlthcare Facs Rev Impt
                    (Sarah Moore) (LOC: Fifth Third Bank)                                    3.520         01/03/08       2,000,000
  1,280,000     Douglas GA Dev Auth IDR (Alp Lighting & Ceiling) (LOC: LaSalle Bank)         3.580         01/03/08       1,280,000
  1,800,000     Duchesne SD UT Bldg Auth Rev (LOC: US Bank NA)                               3.470         01/03/08       1,800,000
    635,000     Eagan MN Rev RANS (LOC: Wells Fargo Bank)                                    3.470         01/03/08         635,000
    235,000     Fargo ND CDR Rev (Kelly Inns Fargo) (LOC: US Bank NA)                        3.650         01/03/08         235,000
    175,000     Franklin Co VA IDA IDR (Mod-U-Kraf) (LOC: Lasalle Bank NA)                   3.630         01/03/08         175,000
    500,000     Hailey ID IDC Rev (Rocky Mountain Hardware) (LOC: Wells Fargo Bank)          3.620         01/03/08         500,000
    920,000     Highland Co OH Jt Twp Hosp Dist Facs Rev (LOC: Key Bank NA)                  3.470         01/03/08         920,000
    820,000     Hillsborough Co FL IDR (Mosi Charter Sch-A) (LOC: Bank of America NA)        3.530         01/03/08         820,000
    867,000     Indianapolis IN EDR (Pedcor Invts Waterfront-B)
                    (LOC: Federal Home Loan Bank)                                            3.790         01/03/08         867,000
    740,000     Indianapolis IN MFH Rev (Nora Commons) (LOC: Federal Home Loan Bank)         3.630         01/03/08         740,000
    225,000     Johnston Co NC IDA PCR (Inolex Chem Co) (LOC: Wells Fargo Bank)              3.620         01/03/08         225,000
  1,000,000     Kalamazoo Co MI EDR (WBC Properties) (LOC: Fifth Third Bank)                 3.480         01/03/08       1,000,000
    280,000     Lake Co IL Cmnty SD #73 Putter Ser 329 (SPA: JPMorgan Chase Bank)            3.520         01/03/08         280,000
    370,000     Lancaster NE IDR (Garner Inds) Ser B (LOC: Wells Fargo Bank)                 3.520         01/03/08         370,000
    100,000     Lemoore CA COP (Muni Golf Course) (LOC: Union Bank of California)            3.510         01/03/08         100,000
    450,000     Lexington-Fayette Urban Co KY Govt IBR
                    (Liberty Ridge) (LOC: US Bank NA)                                        3.520         01/03/08         450,000
  2,050,000     Lexington-Fayette Urban Co KY Rev IBR
                    (Eastland Pkwy) (LOC: US Bank NA)                                        3.520         01/03/08       2,050,000
    245,000     MA St Ind Fin Agy Rev (Lower Mills Assoc LP) (LOC: Fleet Bank NA)            3.550         01/03/08         245,000
    240,000     Maricopa Co AZ IDA Hsg Rev (San Angelin Apts) (LOC: FNMA)                    3.700         01/03/08         240,000
    970,000     Merrillville IN Hlthcare Facs Rev (LOC: JPMorgan Chase Bank)                 3.590         01/03/08         970,000
    470,000     Oakland CA Liq Fac Rev (Assoc Bay Area Govt) (LOC: Bank of the West)         3.530         01/03/08         470,000
    535,000     Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy)
                    Ser 97 (LOC: National City Bank)                                         3.530         01/03/08         535,000
    200,000     Palm Beach Co FL Rev (Henry Morrison Flagler)
                    (LOC: Northern Trust Bank)                                               3.460         01/03/08         200,000
  1,425,000     Rev Bd Ctfs Ser 04-13 (Centennial East Apts) (SPA: AIG)                      3.640         01/03/08       1,425,000

--------------------------------------------------------------------------------
Tax-Free Money Market Fund - (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 COUPON        MATURITY      MARKET
   AMOUNT                                                                                    RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 75.7% (CONTINUED)
$ 1,000,000     Southglenn Met Dist CO Rev (LOC: BNP Paribas)                                3.470         01/03/08  $    1,000,000
    640,000     St Charles Co MO IDA Rev (National Cart) Ser A (LOC: US Bank NA)             3.610         01/03/08         640,000
  2,200,000     Storm Lake IA High Ed Facs Rev (Buena Vista) (SPA: Wells Fargo Bank)         3.570         01/03/08       2,200,000
    940,000     WA St Fin Auth EDR Var (Benaroya Resc) (LOC: Bank of America)                3.470         01/03/08         940,000
  2,200,000     WA St Hsg Fin Com (Eastside Catholic Sch-A) (LOC: Keybank NA)                3.460         01/03/08       2,200,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                          $   52,212,000
------------------------------------------------------------------------------------------------------------------------------------

                ADJUSTABLE RATE PUT BONDS -- 2.4%
$   345,000     Dayton KY IBR (Patriot Signage Inc) (LOC: Fifth Third Bank)                  4.500         03/01/08  $      345,000
    115,000     Summit Co OH IDR (Struktol Co America) (LOC: National City Bank)             4.400         03/01/08         115,000
     80,000     Cuyahoga Co OH IDR (Halle Office Bldg) (LOC: HSBC Bank)                      3.850         04/01/08          80,000
     80,000     Newport KY IBR (Sumerel Tire) (LOC: US Bank NA)                              4.100         06/01/08          80,000
  1,000,000     Westmoreland Co PA IDA (White Cons Inds) (LOC: Bank of Nova Scotia)          4.125         06/01/08       1,000,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL ADJUSTABLE RATE PUT BONDS                                                                      $    1,620,000
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.5%
                (Amortized Cost $69,254,892)                                                                         $   69,254,892
                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)                                                            (343,867)
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                 $   68,911,025
====================================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Notes to Portfolios of Investments
December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 2007.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CDR - Community Development Revenue
COP - Certificates of Participation
CSD - City School District
EDB -Economic Development Bank
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
FHLMC - Federal Home Loan Mortgage Corporation
FNMA -Federal National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation/Committee
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Line of Credit
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SD - School District
SPA - Stand-by Purchase Agreement
TIF - Tax Increment Financing
UT - Unlimited Tax
UTGO - Unlimited Tax General Obligation

--------------------------------------------------------------------------------
Portfolio Composition
December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

As of December 31, 2007, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 81.7% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from federal income tax. As of December 31, 2007, 26.2% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 4.2% in the State of Kentucky and 7.0% in the State of Indiana.

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 2007, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 2007, 94.4% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 91.1% of its portfolio securities.

The concentration of investments for each Fund as of December 31, 2007, classified by revenue source, was as follows:

                               FLORIDA TAX-FREE  OHIO INSURED   OHIO TAX-FREE    TAX-FREE
                                MONEY  MARKET      TAX-FREE      MONEY MARKET   MONEY MARKET
                                    FUND             FUND           FUND            FUND
---------------------------------------------------------------------------------------------
General Obligations                  10.0%           40.8%           5.2%           6.2%
---------------------------------------------------------------------------------------------
Revenue Bonds:
    Industrial Development/
       Pollution Control              2.9%             --            6.2%          14.7%
    Hospital/Health Care             14.0%           13.0%          29.1%          14.1%
    Utilities/Water & Sewer           1.3%            7.9%           5.9%           6.3%
    Education                        13.7%           11.3%          21.4%          15.8%
    Housing/Mortgage                 43.6%             --            3.5%           9.2%
    Economic Development              4.2%             --           11.6%           8.9%
    Public Facilities                  --              --            1.7%           1.2%
    Transportation                     --             7.3%           6.2%           1.6%
    Special Tax                       3.2%             --            3.5%           8.5%
    Miscellaneous                     7.1%           19.7%           5.7%          13.5%
---------------------------------------------------------------------------------------------
Total Investments                   100.0%          100.0%         100.0%         100.0%
=============================================================================================

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 through December 31, 2007).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2007" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

                                                                                                 EXPENSES
                                                   NET EXPENSE     BEGINNING     ENDING         PAID DURING
                                                      RATIO         ACCOUNT      ACCOUNT      THE SIX MONTHS
                                                   ANNUALIZED       VALUE         VALUE           ENDED
                                                   DECEMBER 31,    JULY 1,      DECEMBER 31,   DECEMBER 31,
                                                      2007          2007          2007            2007*
------------------------------------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND
   Actual                                                 0.75%  $   1,000.00  $   1,014.50  $       3.80
   Hypothetical                                           0.75%  $   1,000.00  $   1,021.43  $       3.81

OHIO INSURED TAX-FREE FUND
   Class A                          Actual                0.75%  $   1,000.00  $   1,033.00  $       3.83
   Class A                          Hypothetical          0.75%  $   1,000.00  $   1,021.44  $       3.81

   Class C                          Actual                1.50%  $   1,000.00  $   1,028.20  $       7.65
   Class C                          Hypothetical          1.50%  $   1,000.00  $   1,017.66  $       7.61

OHIO TAX-FREE MONEY MARKET FUND
   Retail Class                     Actual                0.75%  $   1,000.00  $   1,014.70  $       3.80
   Retail Class                     Hypothetical          0.75%  $   1,000.00  $   1,021.43  $       3.81

   Institutional Class              Actual                0.50%  $   1,000.00  $   1,015.90  $       2.53
   Institutional Class              Hypothetical          0.50%  $   1,000.00  $   1,022.69  $       2.54

TAX-FREE MONEY MARKET FUND
   Class A                          Actual                0.89%  $   1,000.00  $   1,014.20  $       4.51
   Class A                          Hypothetical          0.89%  $   1,000.00  $   1,020.73  $       4.52

   Class S                          Actual                1.15%  $   1,000.00  $   1,012.90  $       5.82
   Class S                          Hypothetical          1.15%  $   1,000.00  $   1,019.42  $       5.84

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

ADVISORY AGREEMENT APPROVAL DISCLOSURE

At a meeting held on November 15, 2007, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Tax-Free Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and the Sub-Advisory Agreement with respect to each Fund between the Advisor and the Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and of the respective Sub-Advisory Agreement was in the best interests of each the Funds and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor and its affiliates' revenues and costs of providing services to the Funds; and
(4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor, an affiliated of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor had waived portions of the advisory fees paid by the Funds and also pays the Sub-Advisor's sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliate's level of profitability, if any, from its relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's respective peer group. The Board also considered the Funds' respective performance results during the six-months, twelve-months, and twenty-four months ended September 30, 2007 and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies.

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Other Items (Continued)
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The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor had waived portions of the advisory fees paid by the Funds in order to reduce the Funds' respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Florida Tax-Free Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months, twelve-months, and twenty-four months ended September 30, 2007 was in the 3rd quartile of its peer group. The Board took into account management's discussion of the Fund's performance. The Board noted the relatively small range of difference between the performance of the peer group's median and those of the Fund. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Ohio Insured Tax-Free Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2007 was in the 2nd quartile of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Ohio Tax-Free Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board also noted the relatively small range of difference between the expenses of the peer group's median and those of the Fund, as well as with respect to the performance of the peer group. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2007 was in the 3rd quartile of its peer group. The Board also took into account management's discussion of the Fund's performance. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Tax-Free Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board also noted the relatively small range of difference between the expenses of the peer group's median and those of the Fund, as well as with respect to the performance of the peer group. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2007 was in the 3rd quartile of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund's current size and potential growth on its performance and fees. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund contained breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund's assets increase. The Board noted that the current advisory fee for the Ohio Tax-Free Money Market Fund reflected such economies of scale. The Board also noted that if a Fund's assets increased over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

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Other Items (Continued)
--------------------------------------------------------------------------------

Conclusion. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is reasonable or satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices; and (d) each Fund's advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds' Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and its respective Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing services; (2) the Sub-Advisor's compensation;
(3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board took into account the affiliation of the Sub-Advisor to the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance reviews of the Sub-Advisor and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor's management of the Funds to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for each Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the Fund's assets increased.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fee for each Fund with various comparative data, including the median and average sub-advisory fees of each Fund's peer group, and found that each Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

Florida Tax-Free Money Market Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Ohio Insured Tax-Free Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Ohio Tax-Free Money Market Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable given in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Tax-Free Money Market Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-months, twelve-months and twenty-four months ended September 30, 2007 as compared to each Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board also noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Sub-Advisor. The Board also was mindful of the Advisor's focus on the Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement with respect to each Fund, among others:
(a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund was satisfactory or reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (d) each Fund's advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the respective Fund and its shareholders.

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

================================================================================



================================================================================

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group(R)

--------------------------------------------------------------------------------

[logo]TOUCHSTONE
      INVESTMENTS

      303 Broadway, Suite 1100
      Cincinnati, OH 45202-4203

ITEM 2.  CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(2) Certifications required by Item 12 (a)(2) of Form N-CSR are filed herewith.
(b)    Certifications required by Item 11 (b) of Form N-CSR are filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust
             -------------------------------------------------------------------

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
 Jill T. McGruder
 President

Date:  March 3, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  March 3, 2008

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  March 3, 2008